Federated Hermes International Developed Equity Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.7%
		Australia—7.4%
30,151		Australia & New Zealand Banking Group, Melbourne	$613,854
16,742		BHP Billiton Ltd.	557,314
5,256		Breville Group Ltd.	123,907
39,605		Goodman Group	671,277
		TOTAL	1,966,352
		Belgium—0.6%
2,827		Anheuser-Busch InBev NV	173,065
		Denmark—3.5%
7,315		Novo Nordisk A/S	731,048
4,845		Vestas Wind Systems A/S	195,414
		TOTAL	926,462
		Finland—4.1%
19,463		Metso Outotec Ojy	208,047
8,813		Neles OYJ	136,368
7,000		Sampo Oyj, Class A	361,324
19,706		Stora Enso Oyj, Class R	385,963
		TOTAL	1,091,702
		France—6.3%
10,028		AXA SA	281,476
1,497		Gaztransport Et Technigaz	124,887
4,779		Legrand SA	546,778
1,133	[1]	Silicon-On-Insulator Technologies (SOITEC)	271,422
4,091		Vinci SA	439,988
		TOTAL	1,664,551
		Germany—2.3%
1,232		Adidas AG	436,873
1,182		Fresenius Medical Care AG & Co. KGaA	90,750
1,352		Vonovia SE	91,223
		TOTAL	618,846
		Hong Kong—3.2%
55,239		AIA Group Ltd.	659,359
2,900		Hong Kong Exchanges & Clearing Ltd.	182,699
		TOTAL	842,058
		Ireland—1.2%
5,353		Smurfit Kappa Group PLC	306,957
		Italy—2.8%
11,414		Prysmian SpA	429,914
25,382		UniCredit SpA	316,388
		TOTAL	746,302
		Japan—23.6%
2,200		Daifuku Co.	194,204
6,500		Hitachi Ltd.	359,155
4,500		Honda Motor Co., Ltd.	135,322
36,635		Inpex Corp.	250,562
4,700		Itochu Corp.	141,063
3,800		Kao Corp.	229,426

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
6,100		KDDI Corp.	$186,724
12,100		Kurita Water Industries Ltd.	567,219
3,577		Kyocera Corp.	222,355
30,000		Mitsubishi Chemical Holdings Corp.	263,115
5,200		NEC Corporation	272,907
300		Nintendo Co. Ltd.	144,180
1,900		Nitto Denko Corp.	144,215
5,000		Omron Corp.	471,197
15,100		ORIX Corp.	282,300
37,300		Panasonic Corp.	444,365
5,500		Sony Group Corp.	568,268
1,700		Square Enix Holdings Co. Ltd.	98,687
17,000		T&D Holdings, Inc.	205,972
8,200		Toagosei Co Ltd.	93,666
3,000		Tokio Marine Holdings, Inc.	146,524
5,400		Toyota Motor Corp.	469,192
3,604		Yaoko Co. Ltd.	234,159
8,300		Yokohama Rubber Co. Ltd./The	141,430
		TOTAL	6,266,207
		Netherlands—9.4%
345	[1]	Argenx SE	114,398
1,761		ASML Holding N.V.	1,471,794
2,462		Heineken NV	269,838
46,097		ING Groep N.V.	635,307
		TOTAL	2,491,337
		Norway—3.8%
19,699		Aker BP ASA	514,390
117,968	[1]	Elkem ASA	503,435
		TOTAL	1,017,825
		Singapore—1.2%
60,300		City Developments Ltd.	306,311
		Spain—3.0%
32,357		Iberdrola SA	400,765
6,273		Red Electrica Corporacion SA	125,047
9,022	[1]	Siemens Gamesa Renewable Energy SA	267,757
		TOTAL	793,569
		Sweden—5.4%
13,880		Epiroc AB	305,051
7,907		Essity Aktiebolag	253,756
21,344		Husqvarna AB, Class B	286,635
11,550		Svenska Cellulosa AB SCA, Class B	204,068
17,026		Volvo AB, Class B	385,712
		TOTAL	1,435,222
		Switzerland—10.4%
1,091		Lonza Group AG	922,705
5,173		Nestle S.A.	654,097
2,009		Roche Holding AG	806,468
847		Zurich Insurance Group AG	372,070
		TOTAL	2,755,340

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—10.5%
4,645		AstraZeneca PLC	$542,548
5,017	[1]	Greggs PLC	209,889
125,750		M&G PLC	355,959
10,098		National Grid-SP PLC	130,548
3,228	[1]	Ocado Group PLC	89,359
23,134		Prudential PLC	482,153
23,627		Smith & Nephew PLC	452,561
36,936		Tate & Lyle PLC	358,403
93,320		Vodafone Group PLC	156,441
		TOTAL	2,777,861
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $19,444,985)	26,179,967
		OTHER ASSETS AND LIABILITIES - NET—1.3%[2]	339,032
		TOTAL NET ASSETS—100%	$26,518,999
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.